Supplement dated August 6, 2021
to the Summary Prospectus dated April 30, 2021
for the
1919 Financial Services Fund

Mr. Christopher Perry no longer serves as Portfolio Manager to the 1919 Financial Services Fund (the “Fund”). All references to Mr. Christopher Perry in the Fund’s Prospectus and Statement of Additional Information are deleted in their entirety.
Portfolio Managers Mr. Charles King, CFA, and Mr. Mel Casey, CFA, CAIA will continue to manage the Fund.

Please retain this supplement with your Summary Prospectus for future reference.